Summary of restricted stock activity under the incentive plan for members of management (Detail) (Restricted Stock Units RSU Member, Management Member, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units RSU Member | Management Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	241,934	113,174	13,852
Granted	359,427	155,945	152,541
Vested	(96,353)	(5,156)	(34,088)
Forfeited	(13,785)	(22,029)	(19,131)
Ending Balance	491,223	241,934	113,174
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 31.98	$ 36.06	$ 236.20
Granted	$ 17.72	$ 32.35	$ 27.00
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 37.61	$ 89.97	$ 78.70
Forfeited	$ 26.59	$ 42.03	$ 32.40
Non-vested at end of period	$ 20.59	$ 31.98	$ 36.06